Commitments (Detail Textuals)	12 Months Ended
Dec. 31, 2018
Commitments [Abstract]
Term of leases expired	The term of the leases expire on November 1, 2020 and July 1, 2020 with the Company holding an option to renew for a further five years for the office space.